Other financial liabilities	12 Months Ended
Jun. 30, 2024
Other Financial Liabilities Current [Abstract]
Other financial liabilities
Note 21. Other financial liabilities

	Consolidated
	June 2024	June 2023
	A$’000	A$’000

Prefunded and ordinary warrants at initial recognition	$8,599	$—
Prefunded warrants exercised	(864)	—
Gain on remeasurement of financial liabilities	(1,257)	—

Prefunded and ordinary warrants at period end	6,478	—

On
3
0

November, 2023, the Consolidated Entity entered into the Securities Purchase Agreement with an institutional investor, pursuant to which we issued and sold (A) in a registered direct offering, 2,620,000 ADSs and pre-funded
warran
t
s to purchase up to 1,824,445 ADS, and (B) in a concurrent private placement, the Ordinary Warrants to purchase up to 4,444,445 ADSs, for nil consideration, which have an exercise price of US$0.583 per ADS, are exercisable immediately and will expire on 5 June, 2029.
The Ordinary Warrants were determined to be classified as a financial liability and a derivative under IAS 32 because they are denominated in a foreign currency, causing the value to vary with the USD/AUD exchange rate and the Consolidated Entity’s share price, requires a smaller net investment, and is settled at a future date. The initial fair value of the Ordinary Warrants was A$3,020,316. Additionally, as a part of the Securities Purchase Agreement, warrants were issued to the broker with an initial fair value of A$132,763.

Transaction costs of A$382,463 were incurred.
On
21

February
, 2024, the
pre-funded
warrants were exercised.
In connection with the Purchase Agreement with Alumni Capital described in Note 22, the Consolidated Entity issued warrants to purchase ADSs (“Warrant ADS”) that are accounted for at fair value through profit and loss.
The Warrant ADS were determined to be classified as a financial liability and a derivative under IAS 32 because they are denominated in a foreign currency, causing the value to vary with the USD/AUD exchange rate and the Consolidated Entity’s share price, requires a smaller net investment, and is settled at a future date.
The initial fair value of the warrants issued was A$5,445,887. Alumni Capital can purchase a number of Warrant ADSs from the Consolidated Entity, calculated as 5% of the total commitment amount minus any previous exercises, divided by the exercise price on the exercise date. The exercise price for each Warrant ADS is determined by dividing US$6,000,000 by the total number of ordinary shares on the exercise date, then multiplying by the current ADS to ordinary share ratio.